Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
Airbus SE .......................... 7,827 $ 1,827,808
Boeing Co. (The)
(a)
.................... 6,722 1,450,809
L3Harris Technologies, Inc. .............. 10,424 3,183,594
Lockheed Martin Corp.
(b)
................ 3,620 1,807,140
RTX Corp. ......................... 8,857 1,482,042
9,751,393
Automobile Components — 0.1%
Lear Corp. ......................... 3,324 334,428
Automobiles — 0.9%
General Motors Co. ................... 42,861 2,613,235
Banks — 11.5%
Bank of America Corp. ................. 69,161 3,568,016
Citigroup, Inc. ....................... 104,597 10,616,595
First Citizens BancShares, Inc. , Class A ...... 3,885 6,950,887
JPMorgan Chase & Co. ................ 11,751 3,706,618
Wells Fargo & Co. .................... 119,315 10,000,983
34,843,099
Beverages — 0.5%
Keurig Dr Pepper, Inc. ................. 54,545 1,391,443
Broadline Retail — 2.5%
Amazon.com, Inc.
(a)
................... 34,641 7,606,124
Building Products — 0.5%
Fortune Brands Innovations, Inc. .......... 29,190 1,558,454
Capital Markets — 3.7%
Carlyle Group, Inc. (The) ................ 43,670 2,738,109
Charles Schwab Corp. (The) ............. 25,213 2,407,085
Intercontinental Exchange, Inc. ........... 35,455 5,973,459
11,118,653
Chemicals — 2.2%
Air Products & Chemicals, Inc. ............ 8,139 2,219,668
LyondellBasell Industries NV , Class A ....... 27,145 1,331,191
PPG Industries, Inc. ................... 30,156 3,169,697
6,720,556
Commercial Services & Supplies — 1.1%
Rentokil Initial plc ..................... 672,949 3,408,990
Communications Equipment — 1.0%
Cisco Systems, Inc. ................... 42,446 2,904,155
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp. .................. 44,249 4,573,134
Sysco Corp. ........................ 13,528 1,113,896
5,687,030
Containers & Packaging — 1.6%
Crown Holdings, Inc. .................. 18,334 1,770,881
Sealed Air Corp.
(b)
.................... 88,084 3,113,769
4,884,650
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc. ............ 64,263 2,824,359
Electric Utilities — 3.0%
American Electric Power Co., Inc. .......... 12,567 1,413,788
Edison International ................... 22,998 1,271,329
Evergy, Inc. ......................... 25,552 1,942,463
Exelon Corp.
(b)
....................... 71,845 3,233,743
PG&E Corp. ........................ 80,806 1,218,555
9,079,878
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp. ......................... 13,719 $ 2,185,162
Ralliant Corp. ....................... 8,737 382,069
2,567,231
Entertainment — 1.9%
Electronic Arts, Inc. ................... 20,785 4,192,335
Walt Disney Co. (The) ................. 14,689 1,681,890
5,874,225
Financial Services — 2.0%
Fidelity National Information Services, Inc. .... 94,382 6,223,549
Food Products — 2.3%
Campbell's Co. (The)
(b)
................. 48,865 1,543,157
Kraft Heinz Co. (The) .................. 127,779 3,327,365
Lamb Weston Holdings, Inc. ............. 34,859 2,024,611
6,895,133
Ground Transportation — 0.7%
CSX Corp. ......................... 31,206 1,108,125
Union Pacific Corp. ................... 4,553 1,076,193
2,184,318
Health Care Equipment & Supplies — 6.1%
Baxter International, Inc. ................ 269,228 6,130,321
Becton Dickinson & Co.
(b)
............... 32,633 6,107,919
Medtronic plc ....................... 64,994 6,190,029
18,428,269
Health Care Providers & Services — 6.4%
Cardinal Health, Inc. ................... 42,680 6,699,052
CVS Health Corp. .................... 93,564 7,053,790
Elevance Health, Inc. .................. 12,124 3,917,507
Labcorp Holdings, Inc. ................. 5,814 1,668,967
19,339,316
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc. , Class A
(b)
...... 92,367 1,665,377
Industrial Conglomerates — 0.7%
Honeywell International, Inc. ............. 9,369 1,972,174
Industrial REITs — 1.1%
Rexford Industrial Realty, Inc.
(b)
........... 49,772 2,046,127
STAG Industrial, Inc. .................. 36,909 1,302,519
3,348,646
Insurance — 3.5%
American International Group, Inc. ......... 27,968 2,196,607
Fidelity National Financial, Inc. , Class A ...... 53,192 3,217,584
Willis Towers Watson plc ................ 15,331 5,296,094
10,710,285
Interactive Media & Services — 2.3%
Alphabet, Inc. , Class C ................. 15,952 3,885,109
Meta Platforms, Inc. , Class A ............. 4,089 3,002,880
6,887,989
IT Services — 0.8%
Cognizant Technology Solutions Corp. , Class A . 36,963 2,479,108
Leisure Products — 1.1%
Hasbro, Inc. ........................ 42,425 3,217,936
Machinery — 0.8%
CNH Industrial NV .................... 107,448 1,165,811
Fortive Corp. ........................ 26,209 1,283,979
2,449,790

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 2.0%
Comcast Corp. , Class A ................ 134,863 $ 4,237,395
WPP plc ........................... 393,488 1,961,425
6,198,820
Metals & Mining — 1.7%
Barrick Mining Corp. ................... 57,698 1,890,764
Teck Resources Ltd. , Class B ............ 75,460 3,311,939
5,202,703
Multi-Utilities — 1.7%
Dominion Energy, Inc. .................. 59,610 3,646,344
Sempra ........................... 18,050 1,624,139
5,270,483
Oil, Gas & Consumable Fuels — 5.3%
BP plc ............................ 1,223,439 7,024,562
Enterprise Products Partners LP ........... 116,792 3,652,086
Shell plc ........................... 155,679 5,548,561
16,225,209
Pharmaceuticals — 2.5%
AstraZeneca plc ..................... 13,082 2,004,177
Bristol-Myers Squibb Co. ................ 34,906 1,574,261
Pfizer, Inc. ......................... 29,820 759,814
Sanofi SA .......................... 32,841 3,109,842
7,448,094
Professional Services — 3.8%
Leidos Holdings, Inc. .................. 15,846 2,994,260
SS&C Technologies Holdings, Inc. ......... 95,598 8,485,279
11,479,539
Residential REITs — 0.7%
AvalonBay Communities, Inc. ............ 11,580 2,236,909
Semiconductors & Semiconductor Equipment — 1.8%
NVIDIA Corp. ....................... 7,175 1,338,711
STMicroelectronics NV ................. 52,160 1,474,298
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 9,247 2,582,595
5,395,604
Software — 1.9%
Microsoft Corp. ...................... 11,375 5,891,681
Specialized REITs — 0.9%
Crown Castle, Inc. .................... 28,065 2,707,992
Technology Hardware, Storage & Peripherals — 5.8%
Hewlett Packard Enterprise Co. ........... 135,800 3,335,248
HP, Inc. ........................... 151,397 4,122,540
Samsung Electronics Co. Ltd. , GDR
(c) (d)
...... 4,732 7,097,143
Western Digital Corp. .................. 26,465 3,177,388
17,732,319
Tobacco — 1.0%
British American Tobacco plc , ADR ......... 54,340 2,884,367
Trading Companies & Distributors — 0.7%
WESCO International, Inc. ............... 9,682 2,047,743
Total Common Stocks — 95 .4%
(Cost: $ 247,971,206 ) .............................. 289,691,256
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 1.0%
Household Products — 1.0%
Henkel AG & Co. KGaA (Preference) ........ 37,732 $ 3,044,456
Total Preferred Securities — 1 .0%
(Cost: $ 3,155,676 ) ............................... 3,044,456
Total Long-Term Investments — 96.4%
(Cost: $ 251,126,882 ) .............................. 292,735,712
Short-Term Securities
Money Market Funds — 7.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(g)
................... 11,311,327 11,316,982
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 11,138,352 11,138,352
Total Short-Term Securities — 7 .4%
(Cost: $ 22,455,511 ) ............................... 22,455,334
Total Investments — 103 .8%
(Cost: $ 273,582,393 ) .............................. 315,191,046
Liabilities in Excess of Other Assets — (3.8) % ............. (11,394,721)
Net Assets — 100.0% ...............................
$ 303,796,325
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Equity Dividend V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,863,366 $ — $ 450,711
(a)
$ 3,082 $ (177) $ 11,316,982 11,311,327 $ 30,796
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,477,942 — (339,590)
(a)
— — 11,138,352 11,138,352 328,661 —
$ 3,082 $ (177) $ 22,455,334 $ 359,457 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Equity Dividend V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,923,585 $ 1,827,808 $ — $ 9,751,393
Automobile Components .................................. 334,428 — — 334,428
Automobiles .......................................... 2,613,235 — — 2,613,235
Banks ............................................... 34,843,099 — — 34,843,099
Beverages ........................................... 1,391,443 — — 1,391,443
Broadline Retail ........................................ 7,606,124 — — 7,606,124
Building Products ....................................... 1,558,454 — — 1,558,454
Capital Markets ........................................ 11,118,653 — — 11,118,653
Chemicals ............................................ 6,720,556 — — 6,720,556
Commercial Services & Supplies ............................. — 3,408,990 — 3,408,990
Communications Equipment ................................ 2,904,155 — — 2,904,155
Consumer Staples Distribution & Retail ........................ 5,687,030 — — 5,687,030
Containers & Packaging .................................. 4,884,650 — — 4,884,650
Diversified Telecommunication Services ........................ 2,824,359 — — 2,824,359
Electric Utilities ........................................ 9,079,878 — — 9,079,878
Electronic Equipment, Instruments & Components ................. 2,567,231 — — 2,567,231
Entertainment ......................................... 5,874,225 — — 5,874,225
Financial Services ...................................... 6,223,549 — — 6,223,549
Food Products ......................................... 6,895,133 — — 6,895,133
Ground Transportation ................................... 2,184,318 — — 2,184,318
Health Care Equipment & Supplies ........................... 18,428,269 — — 18,428,269
Health Care Providers & Services ............................ 19,339,316 — — 19,339,316
Health Care REITs ...................................... 1,665,377 — — 1,665,377
Industrial Conglomerates .................................. 1,972,174 — — 1,972,174
Industrial REITs ........................................ 3,348,646 — — 3,348,646
Insurance ............................................ 10,710,285 — — 10,710,285
Interactive Media & Services ............................... 6,887,989 — — 6,887,989
IT Services ........................................... 2,479,108 — — 2,479,108
Leisure Products ....................................... 3,217,936 — — 3,217,936
Machinery ............................................ 2,449,790 — — 2,449,790
Media ............................................... 4,237,395 1,961,425 — 6,198,820
Metals & Mining ........................................ 5,202,703 — — 5,202,703
Multi-Utilities .......................................... 5,270,483 — — 5,270,483
Oil, Gas & Consumable Fuels ............................... 3,652,086 12,573,123 — 16,225,209
Pharmaceuticals ....................................... 2,334,075 5,114,019 — 7,448,094
Professional Services .................................... 11,479,539 — — 11,479,539
Residential REITs ....................................... 2,236,909 — — 2,236,909
Semiconductors & Semiconductor Equipment .................... 3,921,306 1,474,298 — 5,395,604

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Equity Dividend V.I. Fund

Level 1 Level 2 Level 3 Total
Software ............................................. $ 5,891,681 $ — $ — $ 5,891,681
Specialized REITs ...................................... 2,707,992 — — 2,707,992
Technology Hardware, Storage & Peripherals .................... 10,635,176 7,097,143 — 17,732,319
Tobacco ............................................. 2,884,367 — — 2,884,367
Trading Companies & Distributors ............................ 2,047,743 — — 2,047,743
Preferred Securities ....................................... — 3,044,456 — 3,044,456
Short-Term Securities
Money Market Funds ...................................... 22,455,334 — — 22,455,334
$ 278,689,784 $ 36,501,262 $ — $ 315,191,046
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)